DEBT FACILITIES - Retirement Payments (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure of finance lease and operating lease by lessee [line items]
Required payments related to retirement provisions, long-term debt, gross	$ 1,117.5	$ 1,084.9
Required payments related to retirement provisions, long-term debt, transaction costs	(2.0)	(2.8)
Required payments related to retirement provisions, long-term debt, net	1,115.5	1,082.1
No later than 1 year
Disclosure of finance lease and operating lease by lessee [line items]
Required payments related to retirement provisions, long-term debt, gross	35.6	31.9
Later than 1 year and no later than 5 years
Disclosure of finance lease and operating lease by lessee [line items]
Required payments related to retirement provisions, long-term debt, gross	450.2	414.8
Later than 5 years
Disclosure of finance lease and operating lease by lessee [line items]
Required payments related to retirement provisions, long-term debt, gross	$ 631.7	$ 638.2